Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2013
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	heartland select value fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Select Value Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SELECT VALUE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the Select Value Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Select Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Select Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the SELECT VALUE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Select Value Fund invests primarily in a concentrated number (generally 40 to 60) of common stocks of all sizes, selected on a value basis and whose current market prices, in Heartland Advisors, Inc.’s (“Heartland Advisors”) judgment, are undervalued relative to their intrinsic value. They normally have market capitalizations in excess of $500 million at the time of purchase. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

The Select Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of stocks of all sizes. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Select Value Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money. Because the Fund invests in value stocks, it is subject to the risk that their intrinsic values may never be recognized by the broad market or that their prices may decline. At times, the Fund may invest in stocks of small or mid-sized companies, which are generally more volatile and less liquid than stocks of larger, more established companies.

As the Select Value Fund invests in a limited number of common stocks (generally 40 to 60), a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s share price and investment return.

Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Select Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of two different securities market indices. Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.heartlandfunds.com or by calling 1-800-432-7856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Select Value Fund and provide some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results
Bar Chart, Heading	rr_BarChartHeading	TABLE I Select Value Fund - Investor Class Shares - Year-by-Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
2nd Quarter of 2003	23.10%	4th Quarter of 2008	-23.59%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	TABLE II Select Value Fund - Average Annual Total Returns (for the periods ended 12/31/12)
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Russell 3000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,464
Annual Return 2003	rr_AnnualReturn2003	35.66%
Annual Return 2004	rr_AnnualReturn2004	17.02%
Annual Return 2005	rr_AnnualReturn2005	13.49%
Annual Return 2006	rr_AnnualReturn2006	16.69%
Annual Return 2007	rr_AnnualReturn2007	4.02%
Annual Return 2008	rr_AnnualReturn2008	(31.23%)
Annual Return 2009	rr_AnnualReturn2009	38.63%
Annual Return 2010	rr_AnnualReturn2010	17.77%
Annual Return 2011	rr_AnnualReturn2011	(6.68%)
Annual Return 2012	rr_AnnualReturn2012	13.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.59%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996
HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased, exclusive of wire service charges of $4.00 and express mail charges of $22.00, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,095
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 1996